Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Suppliers A [Member]
Concentration Risk [Line Items]
Purchase		$ 631,104
Concentration risk, percentage		27.00%
Suppliers B [Member]
Concentration Risk [Line Items]
Purchase	$ 361,741	$ 1,748,418
Concentration risk, percentage	18.00%	75.00%
Suppliers C [Member]
Concentration Risk [Line Items]
Purchase	$ 394,905
Concentration risk, percentage	19.00%
Suppliers D [Member]
Concentration Risk [Line Items]
Purchase	$ 619,863
Concentration risk, percentage	30.00%
Suppliers E [Member]
Concentration Risk [Line Items]
Purchase	$ 370,253
Concentration risk, percentage	18.00%